EMPLOYEE BENEFIT PLANS, Rollforward of Change in Plan Assets (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Market value of assets at beginning of period	$ 495,343	$ 478,350	$ 508,375
Actual return on assets	6,827	24,633	18,121
Employer contributions	7,144	9,032	16,644
Benefit payments and expenses	(11,394)	(13,882)	(28,593)
Effect of exchange rate changes	(20,783)	(2,790)	(36,197)
Market value of assets at end of period	$ 477,137	$ 495,343	$ 478,350